Provisions for Retirement Benefit Obligations- Net provision (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions for Retirement Benefit Obligations
Retirement benefit obligation	€ 1,429	€ 1,385	€ 1,127	€ 1,029